EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 03, 2020	Mar. 29, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator [Abstract]
Net Loss			$ (10,352)	$ (95,306)	$ (204,969)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)			142,571,361	141,969,666	103,832,680
Dilutive - Weighted Average Common Shares Outstanding (in shares)			142,571,361	141,969,666	103,832,680
Loss per Common Share [Abstract]
Basic (in dollars per share)			$ (0.07)	$ (0.67)	$ (1.97)
Diluted (in dollars per share)			$ (0.07)	$ (0.67)	$ (1.97)
Earnings Per Share, Other Disclosures [Abstract]
Shares issued value		$ 40,000
Proceeds from issuance of common stock			$ 17,922	$ 0	$ 103,748
Shares issued (in shares)		5,260,968
Subsequent Event [Member]
Earnings Per Share, Other Disclosures [Abstract]
Proceeds from issuance of common stock	$ 21,400
Shares price (in dollars per share)	$ 3.47
Shares issued (in shares)	6,173,500